Commitments and Letters of Credit (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Commitments to Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments and Letters of Credit	$ 32,174.8	[1]	$ 30,045.7	[1]
Standby Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments and Letters of Credit	4,451.1	[2]	4,573.7	[2]
Commercial Letters of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Commitments and Letters of Credit	$ 24.8		$ 27.9

[1]	These amounts exclude $418.5 million and $406.7 million of commitments participated to others at December 31, 2013 and 2012, respectively.
[2]	These amounts include $208.9 million and $557.7 million of standby letters of credit secured by cash deposits or participated to others as of December 31, 2013 and 2012, respectively. The weighted average maturity of standby letters of credit was 25 months at December 31, 2013 and 27 months at December 31, 2012.